ACCOUNTS PAYABLE AND OTHER	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
ACCOUNTS PAYABLE AND OTHER	ACCOUNTS PAYABLE AND OTHER

AS AT DEC. 31 (MILLIONS)	2021	2020
Accounts payable	$11,258	$9,543
Provisions	4,244	5,065
Lease liabilities	9,041	8,223
Other liabilities	28,003	27,851
Total	$52,546	$50,682
The current and non-current balances of accounts payable, provisions and other liabilities are as follows:

AS AT DEC. 31 (MILLIONS)	2021	2020
Current	$29,136	$25,857
Non-current	23,410	24,825
Total	$52,546	$50,682
Post-Employment Benefits
The company offers pension and other post-employment benefit plans to employees of certain of its subsidiaries. The company’s obligations under its defined benefit pension plans are determined periodically through the preparation of actuarial valuations. The benefit plans’ valuation change during the year was an increase of $545 million (2020 – a decrease of $298 million). The discount rate used was 3% (2020 – 2%) with an increase in the rate of compensation of 1% (2020 – 1%), and an investment rate of 4% (2020 – 3%).

AS AT DEC. 31 (MILLIONS)	2021	2020
Plan assets	$3,503	$3,335
Less accrued benefit obligation:
Defined benefit pension plan	(4,352)	(4,613)
Other post-employment benefits	(163)	(185)
Net liability	(1,012)	(1,463)
Less: net actuarial (losses) gains and other	(29)	11
Accrued benefit liability	$(1,041)	$(1,452)